Investments - Cost, Amortized Cost, and AFS Fixed Maturity Securities Unrealized Loss Position (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) security
Cost or Amortized Cost
Total	$ 2,921
Fair Value
Total Fair Value	2,706
Fixed maturity securities
Cost or Amortized Cost
Due after one year through five years	376
Due after ten years	2,014
Total	2,390
Fair Value
Due after one year through five years	370
Due after ten years	1,814
Total Fair Value	2,184
Residential mortgage-backed
Cost or Amortized Cost
Total	531
Fair Value
Total Fair Value	$ 522
Other information
Number of securities with subprime exposure below investment grade | security	1
Residential mortgage-backed | Investment revenue sources | Credit concentration | Investment rated as non-investment grade
Other information
Concentration percentage	9.00%
Residential mortgage-backed | Investment revenue sources | Credit concentration | Fixed income portfolio
Other information
Concentration percentage	1.00%
Residential mortgage-backed | Subprime Mortgage Collateral and Total Unrealized Gains | Credit concentration
Other information
Concentration percentage	5.00%